UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Frontier MicroCap Fund

Schedule of Investments
June 30, 2005 (Unaudited)
Quantity	Security Description	Current Price	% of Net Assets

COMMON STOCK
Banking & Finance
300	Track Data Corp.*	$ 723
5,000	Vfinance, Inc.*	900
7,200	Cvf Technologies Corp.*	1,368
1,000	Global Axcess Corp.*	1,350
352	Financial Telecomm LTD*	21
4,000	Harcourt Companies, Inc.*	352
400	Standard Holdings Group LTD.*	108
200	Eplus, Inc.*	2,300
		7,122	1.69%
Business Services
1,000	North American Technologies Group	270
3,000	Kolorfusion Intl, Inc.*	360
4,000	Ableauctions.com, Inc.*	1,720
1,000	Adstar, Inc.*	990
15,000	Datalogic International, Inc.*	3,900
1,500	Digital Generation Systems, Inc.*	1,500
500	Global Network, Inc.*	50
85	Healthnostics, Inc.*	6
300	Lionbridge Technologies, Inc.*	2,034
500	Online Resources Corp.*	5,655
3,000	Wyndham International, Inc.*	3,330
600	24/7 Real Media, Inc.*	2,454
		22,269	5.28%
Communications Equipment & Services
300	City Telecom (Hk) Ltd.*	654
3,500	Distinctive Devices, Inc.*	1,225
50,000	Epicus Comms Group, Inc.*	100
8,000	Globalnet Corp.	8
7,000	Phone 1Globalwide, Inc.*	630
1,000	Zi Corp.*	2,240
400	Wave Rider Communications, Inc.*	23
2,513	Hop-On.Com*	226
2,000	Isecuretrac Corp.*	330
100	Proxim Corp.*	5
10,000	Sentry Technology Corp.*	1,200
2,000	Teraforce Technology Corp.*	54
2,000	Tii Network Technologies, Inc.*	2,960
1,000	Multiband Corp.*	1,040
7,000	Newmarket Technology, Inc.*	3,570
19,000	5G wireless Communications, Inc.*	103
10,000	ARC Wireless Solutions, Inc.*	1,176
85,000	Nighthawk Systems, Inc.*	11,050
700	Raindance Communications, Inc.*	1,456
500	Wpcs International, Inc.*	2,850
		30,899	7.33%
Computer Communications Equipment
2,000	Lantronix, Inc.*	2,620
5,000	Viseon, Inc.*	5,400
10,000	Telenetics Corp.*	300
1,000	Westell Tech, Inc.*	5,980
		14,300	3.39%
Computers & Technology
4,000	Communication Intelligence Corp.*	2,080
1,500	Alanco Technologies, Inc.*	1,410
2,000	Exabyte Corp.*	500
300	Interlink Electronics, Inc.*	1,698
3,500	Mitek Systems, Inc.*	2,555
300	Sigma Designs, Inc.*	2,280
		10,523	2.50%
Computer Software
300	Captiva Software Corp.*	4,332
36,700	Clancy Systems International, Inc.*	551
2,000	Egames, Inc.	1,080
10,000	Mycom Group, Inc.*	1,100
5,000	Forlink Software Corp.*	400
5,671	H Quotient, Inc.*	1,701
1,000	Internet America, Inc.*	730
5,000	Pharsight Corp.*	8,750
600	Quovadx, Inc.*	1,656
500	Scansoft, Inc.*	1,885
700	Us Dataworks, Inc.*	392
		22,577	5.36%
Consumer Durables
1,000	AHPC Holdings, Inc.*	4,170
5,000	Action Products International, Inc.*	15,000
2,000	Cygne Designs, Inc.*	7,500
900	Digital Video Systems, Inc.	2,439
8,000	Mad Catz Interactive, Inc.*	8,880
10,000	Sls International, Inc.*	24,200
500	Forward Industries, Inc.*	7,995
		70,184	16.65%
Consumer Non-Durables
1,000	Transglobe Energy Corp.*	6,610
4,000	New Dragon Asia Corp.*	3,880
1,500	Jones Soda Co.*	9,000
250	Biolase Technology, Inc.	1,580
		21,070	5.00%
Consumer Services
400	Princeton Review, Inc.*	2,332
2,000	Stonepath Group, Inc.*	1,840
600	Ventiv Health, Inc. *	11,568
500	Angelciti Entertainment, Inc.*	485
4,000	Insynq, Inc. *	14
4,000	OBN Holdings, Inc.*	1,640
600	Midas Entertainment, Inc.*	5,160
		23,039	5.47%
Electronic & Electrical Equipment
500	Socket Communications, Inc.*	565	0.13%

Healthcare & Pharmaceuticals
2,000	American Shared Hospital Services	12,240
600	Cardiotech International, Inc.*	1,074
240	Diomed Holdings, Inc.*	686
45,000	Egene, Inc.*	45,000
7,500	Eye Dynamics, Inc.*	2,048
1,500	Icoria, Inc.*	225
900	Memry Corp.*	1,827
500	Cardiac Science, Inc.*	520
5,000	Dynatronics Corp.*	9,750
1,000	Plc Systems, Inc.*	560
1,000	Rockwell Medical Technologies, Inc.*	3,150
6,000	Sontra Medical Corp.*	9,420
1,000	Cyanotech Corp.*	1,180
10,000	Molecular Imaging Corp.*	320
4,000	Alpha Pro Technology Ltd.*	7,640
2,000	Emergency Filtration Product, Inc.*	900
500	Axm Pharma, Inc.*	710
250	Collagenex Pharmaceuticals, Inc.*	1,902
26,000	Provectus Pharmaceuticals, Inc.*	16,900
2,000	Questcor Pharmaceuticals, Inc.*	1,280
1,986	Photomedex, Inc.*	4,508
1,000	Pro-Dex, Inc.*	3,380
800	Paincare Holdings, Inc.*	3,464
		128,684	30.53%
Industrial
5,000	Arotech Corp.*	5,250
500	Amerigon, Inc.*	1,750
200	API Electronic Group, Inc.*	1,200
2,000	Diasys Corp.*	520
1,200	Puradyn Filter Technologies, Inc.*	780
3,000	Smartire Systems, Inc.*	426
965	Bovie Medical Corp.*	2,123
200	CPI Aerostructures, Inc.*	1,800
		13,849	3.29%
Precious Metal
3,000	Lj International, Inc.*	6,810
290,000	United Specialties, Inc.*	203
2,000	Caledonia Mining Corp.*	250
1,000	Richmont Mines, Inc.*	4,370
		11,633	2.76%
Radio & Tv Broadcasting & Communications Equipment
500	Globecomm Systems, Inc.*	3,005
5,000	Industries International, Inc.*	350
333	P-Com, Inc.*	57
2,000	Sonic Foundry, Inc.*	2,740
1,000	Wegener Corp.*	1,370
		7,522	1.78%
Retail
3,000	Iparty Corp.*	1,410	0.33%

Semiconductors & Related Devices
500	Conexant Systems, Inc.*	805
1,000	Dpac Tech Corp.*	210
2,000	Emagin Corp.*	1,800
300	Evergreen Solar, Inc.*	1,929
500	SRS Labs, Inc.*	3,050
		7,794	1.85%
Services-Commercial Physical & Biological Research
500	Commonwealth Biotechnology, Inc.*	2,160
40,000	Dnaprint Genomics, Inc.	400
		2,560	0.61%
Services-Computer
3,000	Braintech, Inc. New*	1,410
1,500	Netwolves Corp.*	600
200	Sonic Solutions, Inc.*	3,720
20,000	Voxware, Inc.*	820
300	Evolving Systems, Inc.*	861
500	Mind Cti Ltd.*	1,400
4,000	Cardinal Communciations, Inc.*	200
3,000	English Language Learning & Instruction System, Inc.*	180
3,000	Ilinc Communications, Inc.*	810
2,500	Virtgame Corp.*	975
		10,976	2.60%
Technology
2,000	Cybersource Corp.*	14,620
2,000	Eternal Technologies Group, Inc.*	460
8,000	Tegal Corp.*	8,000
1,000	Autoimmune, Inc.*	870
300	Frequency Electronics, Inc.	3,900
1,000	Wireless Telecom Group	2,690
1,000	TVI Corp.*	3,930
		34,470	8.18%

TOTAL COMMON STOCK (Cost $692,920)		$ 441,445	104.72%

Short-Term Investments
512	First American Treasury Obligations Cl. A rate: 2.39%**	$ 512	0.12%

	TOTAL INVESTMENTS (Cost $693,432)	$ 441,957	104.84%

	Liabilities in excess of other Assets	(20,403)	-4.84%

	NET ASSETS	$ 421,554	100.00%

* Non Income producing
** Variable Rate Security at June 30, 2005

NOTES TO FINANCIAL STATEMENTS
The Frontier MicroCap Fund
1. SECURITY TRANSACTIONS
At June 30, 2005 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $693,432 amounted to ($251,474) which consisted of aggregate gross unrealized appreciation of $90,912 and aggregate gross unrealized depreciation of $342,386.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date August 25, 2005

By /s/Joel R Blumenschein

*Vice President

Date August 25, 2005

* Print the name and title of each signing officer under his or her signature.